Tax payable	12 Months Ended
Dec. 31, 2022
Tax payable
Tax payable

13. Tax payable

13.1. Current income tax and social contribution payable

	December 31, 2022	December 31, 2021
Income tax	10,182	6,490
Social contribution	2,816	382
	12,998	6,872

13.2. Other tax payable

	December 31, 2022		December 31, 2021
		Non-		Non-
	Current	current	Current	current
PIS	1,669	—	668	—
COFINS	7,675	—	3,075	—
ICMS	173	—	75	—
ISS	1,111	—	583	—
IVA	18,098	—	8,433	—
Other taxes	3,561	818	4,331	—
Reassessment tax	745	7,168	13	4,065
IRRF	687	—	500	—
	33,719	7,986	17,678	4,065

13.3. Reassessment tax

Balance of installment payments as of December 31, 2022

The balance of installments as of December 31, 2022, comes basically from subsidiaries, and is composed as follows:

	December 31, 2022		December 31, 2021
	Current	Non-current	Current	Non-current
Simples National	6	1,168	—	1,285
Social Security - PGFN	—	296	—	328
Other PGFN debits	560	4,978	—	2,056
Social Security - RFB	54	428	—	139
Other RFB debits	—	63	—	—
Installment payment - INSS	83	—	13	124
PIS installment payment	—	13	—	20
COFINS Installment	—	90	—	94
Installment payment - IRRF	—	11	—	13
ISS installment payment	—	64	—	—
Other	42	57	—	6
	745	7,168	13	4,065